Note 44 - Administration Costs - Other Administrative Expenses (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classes Of Employee Benefits Expense
Technology And Systems		€ 692	€ 673	€ 625
CommunicationExpense		269	294	281
Advertising Expense		352	398	387
Property Fixtures And Materials		1,033	1,080	1,030
Of Which Rent Expenses	[1]	581	616	591
Taxes Other Than Income Tax		456	433	466
Other Expense By Nature		1,738	1,766	1,775
Administrative Expense		€ (4,541)	€ (4,644)	€ (4,563)

[1]	The consolidated companies do not expect to terminate the lease contracts early .